RESTRICTED CASH (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Restricted cash
Escrow deposits on vacation ownership products	$ 70	$ 67
HOAs	137
Securitization VIEs	20	34
Other	3	17
Total restricted cash	$ 230	$ 118